Shareholders' Equity - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders Equity Note [Line Items]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0
Common stock description of voting rights	one vote	one vote
Ordinary shares subject to possible redemption shares	40,000,000	40,000,000	40,000,000
Temporary equity, Shares issued	40,000,000	40,000,000	40,000,000
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	10,000,000	10,000,000	10,000,000
Common stock shares outstanding	10,000,000	10,000,000	10,000,000
Common stock description of voting rights	one vote	one vote
Minimum common stock shares to be maintained	20.00%	20.00%